Employee Benefit Plans and Postretirement Benefits - Cash Flows Related to Total Benefits Expected to be Paid (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	$ 165
2018	171
2019	169
2020	172
2021	174
2022 - 2026	854
Total	1,705
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	72
2018	70
2019	69
2020	69
2021	69
2022 - 2026	328
Total	677
Medicare Part D Reimbursement [Member]
Defined Benefit Plan Disclosure [Line Items]
2022 - 2026	(1)
Total	(1)
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	32
2018	31
2019	32
2020	34
2021	31
2022 - 2026	135
Total	$ 295